United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, April 26, 2011
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:   $300,914 (x1000)
  (X 1000)


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									Form 13-F INFORMATION TABLE



									Value	Shares/	SH/ Put/ Inv. 	Other 	Vtg.Auth.
Name of Issuer			Title of Class		Cusip		x$1000	Prn Amt.PRN Call Disc 	Mgrs.	Sole

ATP OIL & GAS CORP		com			00208J108	1211	66852	SH	sole		66852
ABRAXAS PETROLEUM CORP		com			3830106		7425	1271480	SH	sole		1271480
ALCATEL-LUCENT SPONSORED ADR	sponsored adr		13904305	11253	1936890	SH	sole		1936890
AMKOR TECHNOLOGY INC		com			31652100	11724	1739440	SH	sole		1739440
BP PLC SPONSORED ADR		sponsored adr		55622104	14170	321030	SH	sole		321030
BARRICK GOLD CORP		com			67901108	9883	190380	SH	sole		190380
CALLON PETROLEUM CO-DEL		com			13123X102	6900	888090	SH	sole		888090
CELESTICA INC SUBORD VTG SHS	sub vtg shs		15101Q108	8584	800710	SH	sole		800710
CLEARWIRE CORPORATION CL A	cl a			18538Q105	13789	2466670	SH	sole		2466670
***ENSCO INTL LTDAL INC		sponsored adr		29358Q109	6236	107810	SH	sole		107810
GAMESTOP CORP NEW CLASS A	cl a			36467W109	7883	350040	SH	sole		350040
GOLD FIELDS LTD NEW ADR 	sponsored adr		38059T106	9452	541330	SH	sole		541330
GOODYEAR TIRE & RUBBER CO	com			382550101	11167	745440	SH	sole		745440
GULFPORT ENERGY CORP		com new			402635304	578	16000	SH	sole		16000
HYPERDYNAMICS CORP		com			448954107	2866	620400	SH	sole		620400
ISHARES INC MSCI JAPAN INDEX	MSCI JAPAN		464286848	6386	619060	SH	sole		619060
KINROSS GOLD CORPORATION	com no par		496902404	6675	423800	SH	sole		423800
MARKET VECTORS ETF TR 		Gold Miner ETF		57060U100	10911	181550	SH	sole		181550
MARKET VECTORS ETF TR 		Jr Golf Miner ETF	57060U589	12053	307310	SH	sole		307310
MICRON TECHNOLOGY INC		com			595112103	12779	1114100	SH	sole		1114100
MILLER PETROLEUM INC COM	com			600577100	3054	610720	SH	sole		610720
NEUTRAL TANDEM INC COM		com			64128B108	4309	292160	SH	sole		292160
DB COMMODITY INDEX TRACKING FD 	UNIT BEN INT		73935S105	9301	304860	SH	sole		304860
POWERSHS DB MULTI SECT COMM TR 	DB AG FD		73936B408	6948	202980	SH	sole		202980
POWERSHS DB MULTI SECT COMM TR 	DB BASE METALS		73936B705	10776	441290	SH	sole		441290
SPRINT NEXTEL CORPORATION	com ser 1		852061100	12431	2679070	SH	sole		2679070
UNISYS CORP  			com new			909214306	8177	261930	SH	sole		261930
UTSTARCOM INC			com			918076100	7828	3331150	SH	sole		3331150
WARREN RES INC COM		com			93564A100	13690	2679140	SH	sole		2679140
WESTERN DIGITAL CORP		com			958102105	7865	210910	SH	sole		210910
YAMANA GOLD INC			com			98462Y100	11116	902970	SH	sole		902970
CHIPMOS TECHNOLOGIES BERMUDA	shs			G2110R114	18725	2127809	SH	sole		2127809
SEAGATE TECHNOLOGY PLC		shs			G7945M107	6766	469730	SH	sole		469730
FLEXTRONICS INTERNATIONAL LTD	ord			Y2573F102	8004	1071490	SH	sole		1071490

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